Segmental Information - Summary of Segment by Customer Location (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Revenue	$ 2,528,448	$ 2,029,238
Other sources of revenue	2,505	3,277
Operating Segments | Australia
Disclosure of operating segments [line items]
Revenue	274,414	196,930
Operating Segments | International
Disclosure of operating segments [line items]
Revenue	1,312,365	1,440,177
Operating Segments | United Kingdom
Disclosure of operating segments [line items]
Revenue	946,679	394,131
Intercompany Eliminations
Disclosure of operating segments [line items]
Revenue	(5,010)	(2,000)
Other sources of revenue	(5,010)	(2,000)
United Kingdom
Disclosure of operating segments [line items]
Revenue	995,451	462,390
United Kingdom | Operating Segments
Disclosure of operating segments [line items]
Revenue	0	0
United Kingdom | Operating Segments | International
Disclosure of operating segments [line items]
Revenue	75,674	73,969
United Kingdom | Operating Segments | United Kingdom
Disclosure of operating segments [line items]
Revenue	924,787	388,421
United Kingdom | Intercompany Eliminations
Disclosure of operating segments [line items]
Other sources of revenue	(5,010)	0
Malta
Disclosure of operating segments [line items]
Revenue	557,436	497,126
Malta | Operating Segments | Australia
Disclosure of operating segments [line items]
Revenue	0	0
Malta | Operating Segments | International
Disclosure of operating segments [line items]
Revenue	557,423	497,126
Malta | Operating Segments | United Kingdom
Disclosure of operating segments [line items]
Revenue	13	0
Malta | Intercompany Eliminations
Disclosure of operating segments [line items]
Other sources of revenue	0	0
Australia
Disclosure of operating segments [line items]
Revenue	274,572	197,120
Australia | Operating Segments | Australia
Disclosure of operating segments [line items]
Revenue	274,414	196,930
Australia | Operating Segments | International
Disclosure of operating segments [line items]
Revenue	0	0
Australia | Operating Segments | United Kingdom
Disclosure of operating segments [line items]
Revenue	158	190
Australia | Intercompany Eliminations
Disclosure of operating segments [line items]
Other sources of revenue	0	0
Italy
Disclosure of operating segments [line items]
Revenue	166,040	158,090
Italy | Operating Segments | Australia
Disclosure of operating segments [line items]
Revenue	0	0
Italy | Operating Segments | International
Disclosure of operating segments [line items]
Revenue	165,807	156,946
Italy | Operating Segments | United Kingdom
Disclosure of operating segments [line items]
Revenue	233	1,144
Italy | Intercompany Eliminations
Disclosure of operating segments [line items]
Other sources of revenue	0	0
Spain
Disclosure of operating segments [line items]
Revenue	108,591	121,862
Spain | Operating Segments | Australia
Disclosure of operating segments [line items]
Revenue	0	0
Spain | Operating Segments | International
Disclosure of operating segments [line items]
Revenue	108,439	121,776
Spain | Operating Segments | United Kingdom
Disclosure of operating segments [line items]
Revenue	152	86
Spain | Intercompany Eliminations
Disclosure of operating segments [line items]
Other sources of revenue	0	0
Isle of Man
Disclosure of operating segments [line items]
Revenue	99,504	375,702
Isle of Man | Operating Segments | Australia
Disclosure of operating segments [line items]
Revenue	0	0
Isle of Man | Operating Segments | International
Disclosure of operating segments [line items]
Revenue	99,504	377,702
Isle of Man | Operating Segments | United Kingdom
Disclosure of operating segments [line items]
Revenue	0	0
Isle of Man | Intercompany Eliminations
Disclosure of operating segments [line items]
Other sources of revenue	0	(2,000)
Other licensed or approved jurisdictions
Disclosure of operating segments [line items]
Revenue	326,854	216,948
Other licensed or approved jurisdictions | Operating Segments | Australia
Disclosure of operating segments [line items]
Revenue	0	0
Other licensed or approved jurisdictions | Operating Segments | International
Disclosure of operating segments [line items]
Revenue	305,518	212,658
Other licensed or approved jurisdictions | Operating Segments | United Kingdom
Disclosure of operating segments [line items]
Revenue	21,336	4,290
Other licensed or approved jurisdictions | Intercompany Eliminations
Disclosure of operating segments [line items]
Other sources of revenue	$ 0	$ 0
Minimum
Disclosure of operating segments [line items]
Minimum percentage of consolidated revenue	5.00%